UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2012

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 90.8%
Alabama - 0.1%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,001,951

Arizona - 1.1%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,000,000	(a)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	11,059,500
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	19,557,658

Total Arizona				31,617,158

California - 10.0%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,565,250
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	41,942,950
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,259,136
Various Capital Projects	5.250%	10/1/25	4,000,000	4,511,240
Various Capital Projects	5.250%	10/1/26	4,385,000	4,894,318
Various Capital Projects	5.000%	10/1/27	5,180,000	5,630,764
Various Capital Projects	5.000%	10/1/28	3,000,000	3,234,450
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,150,709
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	8,485,218
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,266,964
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	18,719,004
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,811,040
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	60,000	62,652	(b)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,095,300
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,808,635
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,393,720
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,373,960
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,672,361
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,312,300
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	934,328
Procter & Gamble Project	5.000%	7/1/19	900,000	1,059,228
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,498,537
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,200,550
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,576,227
Arrowhead Project	5.000%	8/1/22	8,755,000	9,468,620
Arrowhead Project	5.125%	8/1/24	10,000,000	10,731,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	55,198,000
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,170,200
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	8,486,487

Total California				294,513,448

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.5%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	$12,735,000	$14,616,469
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,823,810
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,504,198	(a)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,722,638
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,271,410
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	9,433,372
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,444,400
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	11,174,200

Total Colorado				71,990,497

Connecticut - 0.6%
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,030,000	1,030,000	(c)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,000,000	(a)
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	15,000,000	15,875,250

Total Connecticut				18,905,250

District of Columbia - 0.4%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	11,568,600	(d)

Florida - 8.2%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,315,690
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,525,200
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	27,843,500
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	22,555,600
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,692,900
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,093,411
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	315,000	319,120
NATL	5.250%	11/1/16	550,000	553,630
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	980,000	1,070,150	(b)
Jacksonville, FL, Sales Tax Revenue:
Better Jacksonville	5.000%	10/1/24	9,155,000	10,463,250
Better Jacksonville	5.000%	10/1/25	4,750,000	5,393,483
Jacksonville, FL, Transit Revenue	5.000%	10/1/25	7,000,000	8,085,700
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(e)(f)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,638,236	(c)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,824,080	(c)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,265,080	(c)
Miami International Airport	5.000%	10/1/29	5,000,000	5,491,200
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,273,769
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,922,480
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,043,120	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Orlando Health Inc.	5.250%	10/1/21	$6,935,000	$7,846,814
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,993,653
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,434,872
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	47,836,832
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	11,601,400
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,098,710
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,891,662
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,326,933
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	350,000	353,899
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,345,115
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	366,000	(e)(f)

Total Florida				240,663,489

Georgia - 2.4%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	2,036,827
Zoo	5.000%	12/1/20	1,860,000	2,117,926
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,639,483
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,111,879
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,977,250
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/23	1,500,000	1,827,300
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/24	1,430,000	1,725,038
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/25	1,250,000	1,502,238
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,979,750
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,946,980
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,261,150
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,429,650
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,552,242
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,636,695
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,119,950	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	736,322

Total Georgia				70,600,680

Hawaii - 0.0%
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	667,367

Illinois - 2.7%
Chicago, IL, GO	5.375%	1/1/16	120,000	120,378
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,063,600	(a)
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,546,263	(c)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,565,380
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,703,720
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,492,014	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Cook County, IL, GO	5.250%	11/15/22	$10,000,000	$11,798,400
Cook County, IL, GO	5.250%	11/15/23	9,980,000	11,613,227
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	2,450,000	2,760,758	(b)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,238,020
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,118,560
Memorial Health System	5.250%	4/1/29	11,000,000	11,912,560
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,616,200
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,093,300	(d)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,000,000
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Project	5.000%	12/15/22	5,000,000	6,005,150	(g)

Total Illinois				78,647,530

Indiana - 3.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/32	7,500,000	7,682,175
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,666,640
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,405,462
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	4,019,690
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,603,750
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	13,043,640
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	2,585,000	2,912,700	(b)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,000,000	(a)
Indianapolis, IN, Thermal Energy System, Multi- Mode	5.000%	10/1/23	19,625,000	21,984,514	(h)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,688,200
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,468,480
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	515,000	521,927
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	640,000	(f)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,632,560

Total Indiana				89,269,738

Iowa - 0.8%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,195,301
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,690,692
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,871,975
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,720,565
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,819,472
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,549,247
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,158,710
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,153,460
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,569,200
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,353,412

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Muscatine, IA, Electric Revenue	9.700%	1/1/13	$680,000	$711,307	(b)

Total Iowa				24,793,341

Kansas - 0.3%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,126,300	(d)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,467,130

Total Kansas				8,593,430

Kentucky - 1.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,083,514
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	16,506,644
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,330,300	(a)

Total Kentucky				28,920,458

Louisiana - 0.7%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	546,570
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	1,480,000	1,481,702
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,131,200
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,175,068
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,044,660
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,296,700	(d)

Total Louisiana				20,675,900

Maryland - 0.9%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,296	(c)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,479,165
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,430,800
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,129,325
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	5.125%	7/1/14	400,000	400,000
Carroll County General Hospital	6.000%	7/1/21	535,000	535,000
Refunding, Medstar Health	5.750%	8/15/14	500,000	550,925
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,000,000	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	4,359,880
Maryland State Health & Higher EFA Revenue Bonds, Refunding, Kennedy Krieger Issue	5.125%	7/1/22	1,000,000	1,000,570

Total Maryland				27,336,961

Massachusetts - 0.8%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,698,765
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,960,740
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,191,900
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,988,047

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Caritas Christi Obligation	6.500%	7/1/12	$535,000	$535,000	(b)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,875,825
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,720,455
University of Massachusetts	5.500%	10/1/18	1,300,000	1,316,536	(a)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	280,000	297,592	(b)

Total Massachusetts				22,584,860

Michigan - 6.9%
Allen Academy COP	7.000%	6/1/15	510,000	527,585
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,719,900
District State Aid	5.000%	11/1/30	21,500,000	23,245,155
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	1,028,830
Senior Lien	5.000%	7/1/21	4,215,000	4,560,377
Senior Lien	5.250%	7/1/22	4,195,000	4,584,338
Senior Lien	5.250%	7/1/23	12,120,000	13,197,104
Senior Lien	5.250%	7/1/24	4,140,000	4,456,213
Senior Lien	5.250%	7/1/25	4,085,000	4,365,517
Senior Lien	5.250%	7/1/26	10,635,000	11,300,113
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,117,580
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	17,179,050
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,701,850
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,383,473
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	26,818,264
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,119,350
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	3,055,000	3,255,072
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	3,520,000	3,757,600	(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,832,400	(d)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,509,500
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,673,365	(c)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,557,112	(c)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	18,925,590	(c)

Total Michigan				202,815,338

Minnesota - 0.9%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	6,254,219
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,606,600
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	10,537,728

Total Minnesota				27,398,547

Missouri - 0.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	10,136,004
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,187,575

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	$1,500,000	$1,504,275
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,624,607
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	680,626

Total Missouri				23,133,087

Nevada - 0.7%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	660,400
Carson-Tahoe Health System	6.000%	9/1/14	535,000	545,026	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,281,540
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,075,740
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,095,570
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,410,402

Total Nevada				20,068,678

New Hampshire - 0.0%
New Hampshire HEFA Revenue, Covenant Health, Unrefunded Balance	6.500%	7/1/17	290,000	290,000

New Jersey - 3.8%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	11,502,400
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,846,990
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,696,898	(c)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,419,520	(c)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	2,029,814
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,522,219
New Jersey State EDA Revenue	5.000%	6/15/20	5,000,000	5,683,200
New Jersey State EDA Revenue	5.000%	6/15/23	2,500,000	2,777,100
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,715,860
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	22,517,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	10,955,000	12,338,069	(c)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,961,618
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,305,920
New Jersey State Transportation Trust Fund Authority	5.500%	6/15/31	12,000,000	13,939,320
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	80,000	83,136	(b)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,106,266
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	40,000	43,486	(b)

Total New Jersey				112,489,016

New Mexico - 1.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,379,070
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	29,874,960

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	$1,490,000	$1,674,983

Total New Mexico				32,929,013

New York - 5.9%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	987,992	494,994	(f)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	37,329,635
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,187,760
MTA, NY, Revenue	5.000%	11/15/23	2,000,000	2,356,460
MTA, NY, Revenue	5.000%	11/15/24	6,600,000	7,658,442
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	27,036,831
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,766,600
MTA, NY, Revenue	5.000%	11/15/27	6,290,000	7,188,464
MTA, NY, Revenue	5.000%	11/15/28	9,000,000	10,184,490
MTA, NY, Revenue	5.000%	11/15/29	7,000,000	7,879,270
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	1,419,000
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	140,000	140,000
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,588,875
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,757,228
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,500,500
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,051,275
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,886,300
New York, NY, GO	5.000%	8/1/21	20,000,000	24,508,800
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,396,840
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,310,020

Total New York				172,641,784

North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,233,000
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	28,097,442
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,839,160
Assured Guaranty	5.375%	1/1/26	4,590,000	5,147,915

Total North Carolina				43,317,517

Ohio - 3.0%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,333,186
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	23,078,600
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,429,650
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,416,275	(d)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	547,575

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	$44,150,000	$45,616,663	(d)

Total Ohio				89,421,949

Oklahoma - 0.7%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/22	5,420,000	6,245,737
St. John Health System Inc.	5.000%	2/15/23	5,700,000	6,467,220
St. John Health System Inc.	5.000%	2/15/24	5,990,000	6,691,848

Total Oklahoma				19,404,805

Oregon - 0.5%
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	958,020	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	567,672
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,508,030
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	6,010,600
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/22	1,000,000	1,169,910	(g)
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/23	750,000	862,815	(g)
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/27	1,465,000	1,626,091	(g)

Total Oregon				13,703,138

Pennsylvania - 4.9%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,036,840
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	34,302,904	(d)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.680%	7/1/22	10,000,000	9,996,600	(d)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,808,610
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,836,276
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,401,730
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,000,000	26,049,000	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,617,564
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,533,610
Pennsylvania Housing Finance Agency, Single- Family Mortgage Revenue	5.200%	10/1/28	8,200,000	8,585,400
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,006,660
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,982,828
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	505,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/27	$10,000,000	$11,258,300
Pennsylvania State Turnpike Commission	5.250%	12/1/31	6,750,000	7,444,710
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,007,880	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,016,350	(a)
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	210,000	213,131	(b)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,224,696	(b)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,447,225
West View, PA, Municipal Authority	9.500%	11/15/14	445,000	500,327	(b)

Total Pennsylvania				143,775,641

Puerto Rico - 6.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	19,290,000	20,732,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.500%	7/1/28	28,395,000	30,329,267
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	20,000,000	20,901,200
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,429,600
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	30,315,000	32,735,956
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	16,038,450
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	26,765,698
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	29,148,096
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	6,000,000	7,178,400

Total Puerto Rico				204,259,559

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,000,940
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	1,890,900

Total Rhode Island				2,891,840

South Carolina - 0.1%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,705,473	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,620,644

Total South Carolina				4,326,117

Tennessee - 3.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,172,280
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,401,129	(c)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,345,688	(c)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,496,844	(c)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,101,694
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	34,079,850
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	16,196,100

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	$25,000,000	$26,255,500
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,342,598
Tennessee Housing Development Agency	5.000%	7/1/23	2,880,000	2,998,512	(c)

Total Tennessee				114,390,195

Texas - 8.4%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,136,040
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	5,000	5,222	(b)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	415,535
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,115,000	1,117,420
American Village Communities	6.250%	12/1/24	1,000,000	1,003,610
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,243,341
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,103,820
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,021,700	(c)(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,263,780
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	919,900
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,710
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,003,570
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	50,696,937
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,128,508
Senior Lien	5.125%	7/1/27	11,180,000	12,512,432
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,432,617
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,049,983	(c)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,514,008	(c)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,372,448	(c)
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,158,586
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,477,080
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,552,879
AMBAC	5.000%	1/1/26	10,205,000	10,443,185
Panhandle, TX, Regional Housing Finance, GNMA- Collateralized	6.500%	7/20/21	656,000	689,220
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,211,880
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,596,660
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,190,690	(b)
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	4,000,000	4,065,440

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	$10,000,000	$10,998,100
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,973,864
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,270,000	46,834,580

Total Texas				247,259,745

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,841,276
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,776,700
Senior Lien	5.000%	10/1/25	11,000,000	11,885,720

Total U.S. Virgin Islands				21,503,696

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	390,000	454,163	(b)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	11,197	(b)
NATL	10.125%	4/1/15	425,000	494,921	(b)

Total Utah				960,281

Virginia - 1.0%
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,341,684
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,548,639
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,404,524
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,869,472	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,080,380	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,067,665	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,440,024	(c)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	4,914,320	(c)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	5,660,000	6,663,518

Total Virginia				28,330,226

Washington - 1.3%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,000,000
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,557,488
Port of Seattle, WA, Revenue	5.000%	9/1/21	2,000,000	2,367,300	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/22	2,685,000	3,144,860	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/23	2,500,000	2,893,275	(c)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,632,120	(c)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,346,612
Multicare Health System	5.750%	8/15/29	3,000,000	3,409,440
Providence Health & Services	5.000%	10/1/21	2,000,000	2,347,020	(d)(g)

Total Washington				36,698,115

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,247,576
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,561,120

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	$5,785,000	$6,246,354

Total West Virginia				20,055,050

Wisconsin - 1.0%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,593,891	(c)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,763,988	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,473,730	(c)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,084,850	(c)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,356,120
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,917,000
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,629,490

Total Wisconsin				28,819,069

Wyoming - 0.5%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,589,140

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,458,033,818)				2,669,822,204

SHORT-TERM INVESTMENTS - 8.3%
California - 0.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.350%	4/1/34	100,000	100,000	(i)(j)
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC- Wells Fargo Bank N.A.	0.130%	9/1/25	100,000	100,000	(i)(j)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.130%	7/1/41	200,000	200,000	(i)(j)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.130%	4/1/33	900,000	900,000	(i)(j)

Total California				1,300,000

Florida - 1.0%
Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank N.A.	0.190%	7/1/30	16,685,000	16,685,000	(i)(j)
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.180%	12/1/33	7,515,000	7,515,000	(i)(j)
Jacksonville, FL, Health Facilities Authority, Hospital Revenue:
Baptist Medical Center Project	0.170%	8/15/21	3,700,000	3,700,000	(i)(j)
Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.170%	8/15/27	1,600,000	1,600,000	(i)(j)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.370%	7/1/34	1,170,000	1,170,000	(i)(j)

Total Florida				30,670,000

Georgia - 0.0%
Private Colleges & Universities Authority, GA\Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.180%	6/1/23	1,350,000	1,350,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.5%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.160%	5/1/31	$10,330,000	$10,330,000	(i)(j)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.170%	1/1/48	100,000	100,000	(i)(j)
University of Chicago Medical Center, LOC - Wells Fargo Bank N.A.	0.160%	8/1/44	1,700,000	1,700,000	(i)(j)
University of Chicago Medical Center, LOC- Wells Fargo Bank N.A.	0.160%	8/1/44	1,100,000	1,100,000	(i)(j)

Total Illinois				13,230,000

Kansas - 0.1%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center Inc., LOC-Bank of America N.A.	0.300%	9/1/35	3,500,000	3,500,000	(i)(j)

Massachusetts - 0.1%
Massachusetts State DFA Revenue, Clark University, LOC-TD Bank N.A.	0.190%	10/1/38	100,000	100,000	(i)(j)
Massachusetts State HEFA Revenue, Capital Asset Program, LOC-Bank of America	0.400%	1/1/35	3,000,000	3,000,000	(i)(j)

Total Massachusetts				3,100,000

Michigan - 0.4%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.150%	7/1/37	11,735,000	11,735,000	(i)(j)

Nevada - 0.0%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.700%	6/1/36	100,000	100,000	(i)(j)

New York - 2.5%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.340%	11/1/26	500,000	500,000	(i)(j)
LIQ-Dexia Credit Local	0.340%	4/1/35	800,000	800,000	(i)(j)
LOC-Dexia Credit Local	0.350%	1/1/36	3,175,000	3,175,000	(i)(j)
SPA-Dexia Credit Local	0.340%	8/1/28	13,025,000	13,025,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.340%	6/15/32	22,500,000	22,500,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.140%	6/15/36	800,000	800,000	(i)(j)
New York City, NY, TFA:
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.340%	11/1/22	20,556,000	20,556,000	(i)(j)
Subordinated, LIQ-Dexia Credit Local	0.370%	11/1/22	1,600,000	1,600,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.370%	8/1/31	6,310,000	6,310,000	(i)(j)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.340%	8/1/23	600,000	600,000	(i)(j)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.150%	7/1/31	1,500,000	1,500,000	(i)(j)
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.130%	1/1/33	600,000	600,000	(i)(j)

Total New York				71,966,000

North Carolina - 1.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
AGM, SPA-Dexia Credit Local	0.230%	1/15/42	$7,800,000	$7,800,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.230%	1/15/43	7,100,000	7,100,000	(i)(j)
AGM, SPA-Dexia Credit Local	0.230%	1/15/44	100,000	100,000	(i)(j)
Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.130%	1/15/45	400,000	400,000	(i)(j)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.230%	2/1/28	25,350,000	25,350,000	(i)(j)

Total North Carolina				40,750,000

Ohio - 0.5%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.150%	11/15/39	8,800,000	8,800,000	(i)(j)
Montgomery County, OH, Revenue:
Miami Valley Hospital, SPA-Barclays Bank PLC	0.170%	11/15/39	200,000	200,000	(i)(j)
Miami Valley Hospital, SPA-JPMorgan Chase	0.150%	11/15/45	5,900,000	5,900,000	(i)(j)

Total Ohio				14,900,000

Pennsylvania - 0.2%
Delaware County Authority, PA:
White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.190%	7/1/36	2,105,000	2,105,000	(i)(j)
White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.190%	7/1/36	1,200,000	1,200,000	(i)(j)
Geisinger Authority, PA, Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.	0.130%	8/1/28	300,000	300,000	(i)(j)
Pennsylvania State Higher EFA Revenue, Multi- Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.180%	5/1/37	3,010,000	3,010,000	(i)(j)

Total Pennsylvania				6,615,000

Tennessee - 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.450%	11/1/35	3,900,000	3,900,000	(i)(j)

Texas - 0.1%
Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.200%	10/1/29	500,000	500,000	(i)(j)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.160%	12/1/27	200,000	200,000	(i)(j)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-Compass Bank	0.170%	9/1/31	800,000	800,000	(i)(j)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.160%	5/15/48	100,000	100,000	(i)(j)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.200%	8/1/38	100,000	100,000	(i)(j)

Total Texas				1,700,000

Vermont - 0.1%
Vermont State Housing Finance Agency, Single- Family Revenue, AGM, SPA-TD Bank N.A.	0.240%	11/1/34	2,285,000	2,285,000	(c)(i)(j)

Virginia - 1.3%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.160%	10/1/48	1,100,000	1,100,000	(i)(j)
Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.160%	10/1/48	1,100,000	1,100,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Roanoke, VA, IDA, Hospital Revenue:
Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.170%	7/1/36	$12,800,000	$12,800,000	(i)(j)
Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.170%	7/1/36	5,515,000	5,515,000	(i)(j)
Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wells Fargo Bank N.A.	0.190%	7/1/30	6,675,000	6,675,000	(i)(j)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA- Wells Fargo Bank N.A.	0.170%	7/1/42	11,300,000	11,300,000	(i)(j)

Total Virginia				38,490,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $245,591,000)				245,591,000

TOTAL INVESTMENTS - 99.1% (Cost - $2,703,624,818#)				2,915,413,204
Other Assets in Excess of Liabilities - 0.9%				25,448,465

TOTAL NET ASSETS - 100.0%				$2,940,861,669

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	The maturity principal is currently in default as of June 30, 2012.

(f)	The coupon payment on these securities is currently in default as of June 30, 2012.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry*

Industrial Revenue	22.7%
Health Care	16.1
Transportation	15.3
Special Tax Obligation	7.6
Power	7.3
Water & Sewer	5.4
Education	3.9
Local General Obligation	3.2
State General Obligation	2.6
Leasing	2.3
Other	2.0
Pre-Refunded/Escrowed to Maturity	1.8
Housing	1.0
Solid Waste/Resource Recovery	0.4
Short-Term Investments	8.4

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2012 and are subject to change.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2012

Ratings Table**

Standard & Poor’s/Moody’s/Fitch†
AAA/Aaa	1.3%
AA/Aa	25.1
A	42.4
BBB/Baa	21.4
BB/Ba	0.7
B/B	0.1
A-1/VMIG 1	8.4
NR	0.6

100.0%

**	As a percentage of total investments.

†	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 19 through 21 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (formerly known as Legg Mason Western Asset Intermediate-Term Municipals Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,669,822,204	—	$2,669,822,204
Short-term investments†	—	245,591,000	—	245,591,000

Total investments	—	$2,915,413,204	—	$2,915,413,204

Other financial instruments:
Futures contracts	$1,871,903	—	—	$1,871,903

Total	$1,871,903	$2,915,413,204	—	$2,917,285,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$215,458,495
Gross unrealized depreciation	(3,670,109)

Net unrealized appreciation	$211,788,386

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	820	9/12	$123,206,278	$121,334,375	$1,871,903

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Risk	$1,871,903

During the period ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$90,430,625

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 23, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2012